SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	[1]	$ 2,144,025	$ 1,780,948
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total		1,429,350	1,095,968
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total		$ 714,675	$ 684,980

[1]	Detailed information of secured short-term loan balances as of December 31, 2025 and 2024 were as follows: